Accounts Payable	12 Months Ended
Dec. 31, 2021
Accounts Payable [Member]
Accounts Payable

10. Accounts Payable

Accounts payable as of December 31, 2021 and 2020 consisted of the following:

	December 31, 2021	December 31, 2020
Suppliers, repairers	$6,339	$8,774
Insurers, agents and brokers	355	406
Payables to charterers	1,566	650
Other creditors	4,899	727
Total	$13,159	$10,557